Transactions with related parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with related parties

3. Transactions with related parties:

During the six-month periods ended June 30, 2021 and 2020, the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of income:

Six months ended June 30
	2021	2020
Included in voyage expenses – related party
Charter hire commissions (a)	$851	$855

Included in general and administrative expenses – related party
Executive services fee (d)	$324	$298
Administrative services fee (e)	$60	$60
Management fees-related party
Management fees (a)	$2,987	$3,358

As of June 30, 2021 and December 2020, balances with related parties consisted of the following:

Period/Year ended

	2021	2020
Assets:
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$356	$1,032
Executive service charges due to Manager (d)	$162	$159
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$70	$485
Total liabilities due to related party, current	$618	$1,706

3. Transactions with related parties (continued):

a) Dynagas Ltd.

The Partnership’s vessels originally entered into vessel management agreements with Dynagas Ltd., the Partnership’s Manager (the “Management Agreements”), which terminated on December 31, 2020. Pursuant to the terms of these Management Agreements, the Manager provided each vessel-owning entity of the Partnership with management services, including, but not limited to, commercial, technical, crew, accounting and vessel administrative services in exchange for an initial fixed daily management fee of $2.5 per vessel, for a period beginning upon the vessel’s delivery until the termination of the Management Agreement. Beginning on the first calendar year after the commencement of each vessel’s Management Agreement and each calendar year thereafter, these fees were adjusted upwards by 3% until expiration of each Management Agreement.

On March 3, 2021, the Partnership entered into a new master management agreement (the “Master”) with Dynagas Ltd. (the “Manager”), which amends and supersedes the previous commercial, technical, crew, accounting and vessel administrative services agreement and reduces the technical management fees payable from $3,167 per day per vessel to $2,750 per day per vessel commencing on January 1, 2021. Beginning on the first calendar year after the commencement of Master Agreement and each calendar year thereafter, these fees are adjusted upwards by 3%, subject to further annual increases to reflect material unforeseen costs of providing the management services. The amount of such further-increase is to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership’s Conflicts Committee. Under the terms of the Master Agreement, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses and general and administrative expenses that are not covered by the management fees.

The Master Agreement initially terminates on December 31, 2030 and upon expiration, automatically extends in additional five-year increments if notice of termination is not previously provided by the Partnership's vessel-owning subsidiaries. In the event the Master Agreement is terminated for any reason other than default by the Manager, the applicable management fee under the Master Agreement shall continue to be payable for a further period of six months as from the effective date of such termination. The Manager may also terminate the Master Agreement in the event that the Partnership undergoes a change of control, in which case, subject to and pursuant to the terms of the Master Agreement, the Partnership would be required to pay to the Manager an amount equal to the net present value calculated at a discount rate of 5% per annum of the total aggregate management fees payable from the date of such termination to June 30th in the tenth year following the date of termination based on the number of Vessels managed at the date of termination (as contemplated under the Master Agreement).

During the six month periods ended June 30, 2021 and 2020, each vessel was charged a daily management fee of $2.8 and $3.1, respectively. During the six-month periods ended June 30, 2021 and 2020, management fees under the vessel Master and Management Agreements amounted to $2,987, and $3,358 respectively, and are separately reflected in the accompanying unaudited interim condensed consolidated statements of income.

The Master also provides for:

(i)	a commission of 1.25% over charter-hire agreements; and

During the six month periods ended June 30, 2021 and 2020, charter hire commissions under the Master and the Management Agreements amounted to $851 and $855, respectively, and are included in Voyage expenses-related party in the accompanying unaudited interim condensed consolidated statements of income.

The Management Agreements also provide for an advance equal to three months daily management fee. The Master Agreement also provides that during its’ term, the advance shall continue to be maintained by the Manager. Such advances as of June 30, 2021 and 2020, amounted to $1,350, are separately reflected in Non-Current Assets as Due from related party in the consolidated condensed balance sheets.

3. Transactions with related parties (continued):

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of June 30, 2021 and December 31, 2020 amounts of $356 and $1,032, respectively, were due to the Manager in relation to these operating expenses.

(b) Loan from related party

On November 18, 2013, upon the completion of its IPO, the Partnership entered into the $30 million Sponsor Facility with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital.

The $30 million Sponsor Facility was extended on November 14, 2018, for an additional term of five years on terms and conditions identical to the initial credit facility (the “$30 million Extended Sponsor Facility”). The $30 million Extended Sponsor Facility may be drawn and be prepaid in whole or in part at any time during the life of the facility which is until November, 2023. No amounts have been drawn under the respective facility as of June 30, 2021 and December 31, 2020.

(c) Optional Vessel acquisitions from Sponsor/ Omnibus Agreement

At the IPO date, the Partnership and its Sponsor entered into the Omnibus Agreement, as amended and as currently in effect. The amended Omnibus Agreement sets out (i) the terms and the extent the Partnership and the Sponsor may compete with each other, (ii) the procedures to be followed for the exercise of the Partnership’s option to acquire the Initial Optional Vessels (as defined in the Omnibus Agreement), as well as the Partnership’s option to acquire the Sponsor’s ownership interest (which is currently 49.0% as of June 30, 2021) in each of five joint venture entities, each of which owns a 172,000 cubic meter ARC 7 LNG carrier which were all delivered between December 2017 and February 2019, (iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership, and (iv) the Sponsor’s provisions of certain indemnities in favor of the Partnership.

The purchase option periods with regards to the Initial Optional Vessels that were not exercised, expired in December 2018.

The Partnership’s option periods with regards to the Sponsor’s interests in in all five joint venture entities described above also expired unexercised.

(d) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement (the “Executive Services Agreement”) with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the certain services of its executive officers, who report directly to the Board of Directors. Under the Executive Services Agreement, the Manager is entitled to an executive services fee of €538 per annum (or $648 on the basis of an average Euro/US Dollar exchange rate of €1.0000/$1.2052 in the six-month period ended June 30, 2021), payable in equal monthly installments. The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five year terms, unless terminated earlier. During the six month periods ended June 30, 2021 and 2020, executive service fees amounted to $324 and $298, respectively, and are included in general and administrative expenses in the accompanying unaudited interim condensed consolidated statements of income.

3. Transactions with related parties (continued):

(e) Administrative Services Agreement

On December 30, 2014 and with effect from the IPO closing date, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The Administrative Services Agreement can be terminated upon 120 days’ notice granted either by the Partnership’s Board of Directors or by Dynagas. During the six month periods ended June 30, 2021 and 2020, administrative service fees amounted to $60 and are included in general and administrative expenses – related party in the accompanying unaudited interim condensed consolidated statements of income.